CAPITAL STOCK (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Capital Stock
Balance, Shares	[1]	12,084,000	10,988,000
Balance		$ 130,649	$ 117,817
Shares issued in public offering and ATM, shares		1,241,000		[1]
Shares issued in public offering and ATM		$ 27,216
Warrants exercised, shares		16,000
Warrants exercised		$ 339
Shares issued for services, shares		8,000	1,000	[1]
Shares issued for services		$ 120	$ 25
Shares issued in a private placement, net of issue costs, shares			698,000	[1]
Shares issued in a private placement, net of issue costs			$ 6,732
Exchange of SalvaRx warrants for Portage warrants, shares				[1]
Exchange of SalvaRx warrants for Portage warrants			$ 2,640
Settlement of non-controlling interest in SalvaRx, shares				[1]
Settlement of non-controlling interest in SalvaRx			$ 2,451
To reflect warrants issued and outstanding (d), shares	[2]			[1]
To reflect warrants issued and outstanding (d)	[2]		$ (330)
Fair value adjustment for shares issued at a discount in SalvaRx, shares			397,000	[1]
Fair value adjustment for shares issued at a discount in SalvaRx			$ 1,256
Expiration of unexercised stock options, shares				[1]
Expiration of unexercised stock options			$ 58
Balance, Shares		13,349,000	12,084,000	[1]
Balance		$ 158,324	$ 130,649

[1]	Number of ordinary shares have been retroactively adjusted to reflect the impact of 100:1 reverse stock split on June 5, 2020.
[2]	Represents the contractual value of the Portage warrants, which was adjusted to fair value of $271 using the Black-Scholes model in the year ended March 31, 2021.